IDEX MUTUAL FUNDS

  Supplement dated February 25, 2003 to Prospectus dated November 11,
                                 2002,
  as previously supplemented December 20, 2002 and February 14, 2003

          Please retain this supplement for future reference.
      ___________________________________________________________

                  IDEX T. Rowe Price Health Sciences

The following replaces the information relating to the above fund in the table under the section titled "Performance Information - Similar Sub-Adviser Performance" on page 102-103 of the prospectus:

                          5 Years            10 Years or
                                           Since Inception
                                            (if less than
                                              10 years)
                    IDEX Hypothetical*           IDEX
                                            Hypothetical*
IDEX   T.   Rowe          15.89%                17.64%
Price     Health
Sciences




                               * * * * *



                          IDEX Marsico Growth

The following replaces the information relating to the above fund in the table under the section titled "Performance Information - Similar Sub-Adviser Performance" on page 102-103 of the prospectus:

                                   1 Year
                                    IDEX
                                Hypothetical*
IDEX Marsico Growth               (25.08)%



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